Short Term Investments - Additional Information (Detail) - Trading bond funds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Realized gains on sales of short-term investments, trading securities	$ 2	$ 3	$ 4
Unrealized holding loss on short-term investment	$ 0	$ 0	$ 0